UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut        November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:        $160,582
                                              (thousands)

List of Other Included Managers:

NONE



                                                     FORM 13F INFORMATION TABLE
                                                Contrarian Capital Management, L.L.C.
                                                          September 30, 2011


COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------         -----      --------  -------   --- ----  ----------  --------  ----    ------  ----
ABITIBIBOWATER INC             COM NEW          003687209  12,343      822,847 SH        SOLE        NONE        822,847
ACCURIDE CORP NEW              COM NEW          00439T206     928      181,200 SH        SOLE        NONE        181,200
AVIS BUDGET GROUP              COM              053774105     743       76,785 SH        SOLE        NONE         76,785
BANK OF AMERICA CORPORATION    COM              060505104  13,353    2,181,826 SH        SOLE        NONE      2,181,826
BRIGUS GOLD CORP               COM              109490102     680      557,800 SH        SOLE        NONE        557,800
BROOKDALE SR LIVING INC        COM              112463104   1,002       79,913 SH        SOLE        NONE         79,913
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106  12,142      642,433 SH        SOLE        NONE        642,433
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305  42,876      915,361 SH        SOLE        NONE        915,361
CHEMTURA CORP                  COM NEW          163893209   1,922      191,642 SH        SOLE        NONE        191,642
CUMULUS MEDIA INC              CL A             231082108   1,739      612,493 SH        SOLE        NONE        612,493
CVR ENERGY INC                 COM              12662P108   6,068      287,025 SH        SOLE        NONE        287,025
DANA HLDG CORP                 COM              235825205   1,027       97,852 SH        SOLE        NONE         97,852
DELTA AIR LINES INC DEL        COM NEW          247361702  11,857    1,580,903 SH        SOLE        NONE      1,580,903
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102   1,432      234,800 SH        SOLE        NONE        234,800
HOVNANIAN ENTERPRISES INC      CL A             442487203      31       25,000 SH        SOLE        NONE         25,000
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100  24,155      988,749 SH        SOLE        NONE        988,749
MARRIOTT INTL INC NEW          CL A             571903202     321       11,770 SH        SOLE        NONE         11,770
NEW YORK TIMES CO              CL A             650111107   4,676      804,800 SH        SOLE        NONE        804,800
NEWS CORP                      CL A             65248E104     628       40,563 SH        SOLE        NONE         40,563
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207   2,126      876,000 SH        SOLE        NONE        876,000
PARKER DRILLING CO             COM              701081101   1,433      326,535 SH        SOLE        NONE        326,535
PVH CORP                       COM              693656100     397        6,825 SH        SOLE        NONE          6,825
QUAD / GRAPHICS INC            COM CL A         747301109     753       41,693 SH        SOLE        NONE         41,693
ROCK-TENN CO                   CL A             772739207  15,213      312,502 SH        SOLE        NONE        312,502
SPANSION INC                   COM CL A NEW     84649R200     435       37,793 SH        SOLE        NONE         37,793
SUNCOKE ENERGY INC             COM              86722A103   1,509      137,188 SH        SOLE        NONE        137,188
SUNOCO INC                     COM              86764P109     292        9,423 SH        SOLE        NONE          9,423
UNITED CONTL HLDGS INC         COM              910047109     502       25,880 SH        SOLE        NONE         25,880



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